UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      03/00
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  New Providence Capital Management, L.L.C.
      _____________________________________________

Address:  2859 Paces Ferry Rd., Suite 2125, Atlanta, GA  30339
         _________________________________________________________

13F File Number:  28-04925
                  ____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lauren Templeton
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

 /s/ Lauren Templeton          Atlanta, GA                    05/10/00
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

     13F File Number                    Name

     28-_________________               __________________________

               [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                         ______________

Form 13F Information Table Entry Total:        99
                                         ______________

Form 13F Information Table Value Total:      $32,224
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                               |---INVESTMENT----|   OTHER   |------VOTING------|
                                                                                   DISCRETION       MANAGER        AUTHORITY
NAME OF ISSUER                   TITLE                       FAIR
                                 OF         CUSIP            MARKET
                                 CLASS      NUMBER           VALUE    SHARES   SOLE  DEFINED OTHER           SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications, Inc.     Common     000915306       349,144    7,650    X                           7,650
Alcan Aluminum, Ltd.             Common     013716105        74,663    2,200    X                           2,200
AMCOL International Corporation  Common     02341W103        80,600    5,200    X                           5,200
American Standard Companies, Inc.Common     029712106        80,850    2,100    X                           2,100
Amphenol Corporation             Common     032095101       112,475    1,100    X                           1,100
Apache Corporation               Common     037411105        89,550    1,800    X                           1,800
Applied Materials                Common     038222105        42,413      450    X                             450
Bally Fitness Centers            Common     05873K108       134,413    5,050    X                           5,050
Banco Latin. de Exportaciones    Common       2069485        84,800    3,200    X                           3,200
Bear Stearns Companies, Inc.     Common     073902108        82,350    1,800    X                           1,800
BMC Software                     Common     055921100        13,578      275    X                             275
Boise Cascade Corporation        Common     097383103        76,450    2,200    X                           2,200
Boston Scientific                Common     101137107        96,725    5,300    X                           5,300
Brunswick Corporation            Common     117043109       110,538    6,200    X                           6,200
Burr-Brown Corporation           Common     122574106        70,688    1,300    X                           1,300
Cabletron Systems, Inc.          Common     126920107        49,831    1,700    X                           1,700
Canadian Pacific Limited         Common     135923100        78,313    3,500    X                           3,500
Capital One Financial CP         Common     14040H105       138,967    3,775    X                           3,775
Caterpillar, Inc.                Common     149123101       670,678   17,350    X                          17,350
C-COR.net Corporation            Common     125010108        73,500    1,500    X                           1,500
CEC Entertainment, Inc.          Common     125137109        81,375    3,000    X                           3,000
Champion International Corp.     Common     158525105        85,200    1,600    X                           1,600
Charming Shoppes, Inc.           Common     161133103        51,188    9,000    X                           9,000
Chevron Corp.                    Common     166751107       704,374    7,620    X                           7,620
Circuit City Stores              Common     172737108       171,447    4,025    X                           4,025
Conoco Inc. CL-B                 Common     208251405       173,097    6,755    X                           6,755
Cumins Engine Company, Inc.      Common     231021106        75,125    2,000    X                           2,000
Cypress Semiconductor CorporationCommon     232806109        98,000    2,000    X                           2,000
Deere & Company                  Common     244199105        80,063    2,100    X                           2,100
Delphi Automotive Systems        Common     247126105        48,368    3,023    X                           3,023
Dover Corporation                Common     260003108        86,175    1,800    X                           1,800
DSP Group, Inc.                  Common     23332B106       105,600    1,600    X                           1,600
duPont (El) deNemours            Common     263534109       505,279    9,683    X                           9,683
Eastman Kodak Company            Common     277461109       715,567   13,175    X                          13,175
Elantec Semiconductor, Inc.      Common     284155108        73,563    1,000    X                           1,000
Electroglas, Inc.                Common     285324109        82,200    2,400    X                           2,400
Ethan Allen Interiors            Common     297602104       114,231    4,900    X                           4,900
Exxon Mobil Corporation          Common     30231G102       888,420   11,390    X                          11,390
Fidelity Select Env. Services P  Common     316390574     3,448,630  342,466    X                         342,466
Fidelity Select Ind. Materials   Common     316390590     3,266,565  152,572    X                         152,572
Fidelity Select Med. Del. Port.  Common     316390665     3,119,213  202,546    X                         202,546
First Australia Prime Income FundCommon     318653102     2,700,000  600,000    X                         600,000
Furniture Brands                 Common     360921100       123,681    7,700    X                           7,700
General Motors Corporation       Common     370442105     1,197,616   14,690    X                          14,690
Georgia Gulf Corporation         Common     373200203        69,188    2,700    X                           2,700
Georgia-Pacific Group            Common     373298108        75,169    1,900    X                           1,900
Go2Net, Inc.                     Common     383486107        72,506      900    X                             900
Golden State Bancorp             Common     381197102       108,695    8,375    X                           8,375
Goodyear Tire and Rubber Company Common     382550101       370,303   15,950    X                          15,950
Holinger International, Inc.     Common     435569108        48,375    4,500    X                           4,500
Hotchkis & Wiley Small Cap Fund  Common     441346103     3,569,509  204,439    X                         204,439
In Focus Systems, Inc.           Common     452919103        82,369    2,300    X                           2,300
Inacom Corporation               Common     45323G109        12,375    4,500    X                           4,500
Inco Limited                     Common     453258402        71,419    3,900    X                           3,900
Integrated Device Tech., Inc.    Common     458118106        75,288    1,900    X                           1,900
International Paper Company      Common     460146103       188,100    4,400    X                           4,400
J.P. Morgan Company              Common     449820208       904,464    6,865    X                           6,865
Jones Apparel Group              Common     480074103       130,519    5,550    X                           5,550
Kansas City Southern Industries  Common     485170104       236,250    3,000    X                           3,000
KEMET Corporation                Common     488360108        72,738    1,150    X                           1,150
Kenneth Cole Productions         Common     193294105       322,133    6,987    X                           6,987
Kerr-McGee Corporation           Common     492386107        81,113    1,400    X                           1,400
Lexmark International Group      Common     529771107       229,838    1,950    X                           1,950
LSI Logic Corporation            Common     502161102        71,813    1,000    X                           1,000
MGIC Investment Corporation      Common     552848103        96,863    2,100    X                           2,100
MGM Grand, Inc.                  Common     552953101        81,600    3,400    X                           3,400
Michaels Stores, Inc.            Common     594087108       101,875    2,500    X                           2,500
Minnesota Mining and Mfg. Co.    Common     604059105       902,452   10,190    X                          10,190
Modis Professional Systems       Common     607830106       156,263   10,200    X                          10,200
National Semiconductor Corp.     Common     637640103        60,063    1,000    X                           1,000
Navigant Consulting              Common     63935N107         6,563      600    X                             600
NBTY, Inc                        Common     627872104        68,438    5,000    X                           5,000
Netopia, Inc.                    Common     64114K104        93,519    1,300    X                           1,300
Occidental Petroleum Corporation Common     674599105        78,850    3,800    X                           3,800
Paine Webber Group, Inc.         Common     695629105        83,600    1,900    X                           1,900
Philip Morris Companies, Inc.    Common     718154107       682,062   33,006    X                          33,006
Pogo Producing Company           Common     730448107        91,400    3,200    X                           3,200
Reliance Steel & Aluminum CompanyCommon     759509102        85,781    3,750    X                           3,750
Roadway Services, Inc.           Common     799742107        15,188      750    X                             750
Ross Stores, Inc.                Common     778296103       101,500    7,000    X                           7,000
Sears Roebuck & Company          Common     812387108       358,313   11,700    X                          11,700
Silicon Storage Technology       Common     827057100       132,975    1,800    X                           1,800
Silicon Valley                   Common     827064106        93,438    1,300    X                           1,300
Southwest Securities Group, Inc. Common     845224104       108,594    2,500    X                           2,500
Southwestern Bell Corporation    Common     78387G103       202,200    4,800    X                           4,800
Station Casinos, Inc.            Common     857689103       224,066   10,850    X                          10,850
Steel Technologies               Common     858147101        66,569    7,300    X                           7,300
Tandy Corporation                Common     875382103       114,000    3,000    X                           3,000
The Boeing Company               Common     097023105        64,494    1,700    X                           1,700
The Cato Corporation             Common     149205106        88,125    7,500    X                           7,500
The Lubrizol Corporation         Common     549271104        90,288    3,100    X                           3,100
The PMI Group, Inc.              Common     69344M101        85,388    1,800    X                           1,800
The Shaw Group, Inc.             Common     820280105        98,350    2,800    X                           2,800
Tiffany & Company                Common     886547108        22,997      275    X                             275
Tyco International               Common     902124106        17,544      350    X                             350
U.S. Freightways                 Common     916906100       201,866    5,750    X                           5,750
United Healthcare Corporation    Common     91324P102       131,853    2,525    X                           2,525
Vishay Intertechnology, Inc.     Common     928298108        95,094    1,700    X                           1,700
Waters Corporation               Common     941848103        23,813      250    X                             250
